Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	[1]	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating profit, other operating income and expense
Total other operating income and expense	$ 784		$ 122	$ 1,163	$ 219
Brazikumab licence termination funding
Operating profit, other operating income and expense
Total other operating income and expense				75	69
Divestment of US rights to Plendil
Operating profit, other operating income and expense
Total other operating income and expense					61
Divestment of US rights to Pulmicort Flexhaler
Operating profit, other operating income and expense
Total other operating income and expense				241
Update to the contractual relationships for Beyfortus (nirsevimab)
Operating profit, other operating income and expense
Total other operating income and expense				712
Other
Operating profit, other operating income and expense
Total other operating income and expense				$ 135	$ 89

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.